NOTE 14 - MAJOR CUSTOMERS	28 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 14 - MAJOR CUSTOMERS

NOTE 14 – MAJOR CUSTOMERS

During the three months ended March 31, 2013, three customers accounted for 100% of revenue.

During the same period in 2012, two customers accounted for 55.8% of revenues.

For the year ended December 31, 2012, two customers accounted for 67.93% of revenue.